Segments - Summary of segments banking by line of business (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
- Net interest income	€ 13,552	€ 13,811	€ 13,960
- Net fee and commission income	3,011	2,868	2,798
Total income	17,227	17,125	18,324
- Additions to loan loss provision	2,675	1,120	656
Total expenses	13,828	11,472	11,338
Result before taxation	3,399	5,653	6,986
Taxation	1,070	1,652	2,116
Non-controlling interests	78	99	108
Basic earnings	2,250	3,903	4,761
Adjustment of the EU IAS 39 carve out [Member]
Disclosure of operating segments [line items]
Total income	410	1,181	(148)
Taxation	176	303	(90)
Basic earnings	234	878	(58)
Results IFRS-EU [member]
Disclosure of operating segments [line items]
Total income	17,637	18,306	18,176
- Operating expenses	13,828	11,472	11,338
Taxation	1,246	1,955	2,027
Non-controlling interests	78	99	108
Basic earnings	2,485	4,781	4,703
Segments Banking Activities [Member]
Disclosure of operating segments [line items]
Basic earnings	2,250	3,903	4,761
Segments Banking Activities [Member] | Net Results IFRS-EU [Member]
Disclosure of operating segments [line items]
- Net interest income	13,604	14,079	13,916
- Net fee and commission income	3,011	2,868	2,798
- Total investment and other income	1,022	1,360	1,462
Total income	17,637	18,306	18,176
- Operating expenses	11,153	10,353	10,682
- Additions to loan loss provision	2,675	1,120	656
Total expenses	13,828	11,472	11,338
Result before taxation	3,809	6,834	6,838
Taxation	1,246	1,955	2,027
Non-controlling interests	78	99	108
Basic earnings	2,485	4,781	4,703
Segments Banking Activities [Member] | Adjustment of the EU IAS 39 carve out [Member]
Disclosure of operating segments [line items]
Basic earnings	(234)	(878)	58
Retail Netherlands [member] | Segments Banking Activities [Member]
Disclosure of operating segments [line items]
Basic earnings	1,556	1,646	1,942
Retail Netherlands [member] | Segments Banking Activities [Member] | Net Results IFRS-EU [Member]
Disclosure of operating segments [line items]
- Net interest income	3,511	3,541	3,749
- Net fee and commission income	681	674	664
- Total investment and other income	279	290	335
Total income	4,471	4,505	4,747
- Operating expenses	2,236	2,210	2,220
- Additions to loan loss provision	157	91	(41)
Total expenses	2,393	2,301	2,179
Result before taxation	2,078	2,204	2,568
Taxation	523	558	626
Non-controlling interests	(1)	0	0
Basic earnings	1,556	1,646	1,942
Retail Belgium [member] | Segments Banking Activities [Member]
Disclosure of operating segments [line items]
Basic earnings	71	455	390
Retail Belgium [member] | Segments Banking Activities [Member] | Net Results IFRS-EU [Member]
Disclosure of operating segments [line items]
- Net interest income	1,816	1,907	1,830
- Net fee and commission income	413	374	371
- Total investment and other income	145	161	169
Total income	2,373	2,442	2,369
- Operating expenses	1,737	1,609	1,610
- Additions to loan loss provision	514	186	164
Total expenses	2,251	1,794	1,774
Result before taxation	122	647	595
Taxation	51	192	199
Non-controlling interests	0	0	6
Basic earnings	71	455	390
Retail Germany [member] | Segments Banking Activities [Member]
Disclosure of operating segments [line items]
Basic earnings	615	627	646
Retail Germany [member] | Segments Banking Activities [Member] | Net Results IFRS-EU [Member]
Disclosure of operating segments [line items]
- Net interest income	1,587	1,579	1,671
- Net fee and commission income	437	268	225
- Total investment and other income	93	138	76
Total income	2,117	1,985	1,972
- Operating expenses	1,110	1,080	1,027
- Additions to loan loss provision	57	(53)	(27)
Total expenses	1,167	1,027	1,000
Result before taxation	950	957	972
Taxation	331	328	324
Non-controlling interests	4	3	3
Basic earnings	615	627	646
Retail Other [member] | Segments Banking Activities [Member]
Disclosure of operating segments [line items]
Basic earnings	39	619	652
Retail Other [member] | Segments Banking Activities [Member] | Net Results IFRS-EU [Member]
Disclosure of operating segments [line items]
- Net interest income	2,760	2,787	2,690
- Net fee and commission income	412	423	395
- Total investment and other income	89	298	230
Total income	3,261	3,509	3,315
- Operating expenses	2,469	2,210	2,033
- Additions to loan loss provision	593	364	350
Total expenses	3,063	2,574	2,383
Result before taxation	199	935	932
Taxation	105	234	200
Non-controlling interests	55	82	80
Basic earnings	39	619	652
Wholesale Banking [Member]
Disclosure of operating segments [line items]
Result before taxation	827	1,830	2,529
Wholesale Banking [Member] | Segments Banking Activities [Member]
Disclosure of operating segments [line items]
Basic earnings	278	474	1,935
Wholesale Banking [Member] | Segments Banking Activities [Member] | Net Results IFRS-EU [Member]
Disclosure of operating segments [line items]
- Net interest income	3,718	3,794	3,686
- Net fee and commission income	1,069	1,135	1,152
- Total investment and other income	609	369	673
Total income	5,396	5,298	5,510
- Operating expenses	3,218	2,937	2,771
- Additions to loan loss provision	1,351	532	210
Total expenses	4,568	3,469	2,981
Result before taxation	827	1,830	2,529
Taxation	295	464	633
Non-controlling interests	20	14	19
Basic earnings	512	1,352	1,877
Wholesale Banking [Member] | Segments Banking Activities [Member] | Adjustment of the EU IAS 39 carve out [Member]
Disclosure of operating segments [line items]
Basic earnings	(234)	(878)	58
Corporate Line Banking [member]
Disclosure of operating segments [line items]
Result before taxation	(367)	261	(759)
Corporate Line Banking [member] | Segments Banking Activities [Member]
Disclosure of operating segments [line items]
Basic earnings	(308)	82	(804)
Corporate Line Banking [member] | Segments Banking Activities [Member] | Net Results IFRS-EU [Member]
Disclosure of operating segments [line items]
- Net interest income	212	470	290
- Net fee and commission income	(1)	(6)	(8)
- Total investment and other income	(192)	103	(20)
Total income	18	568	262
- Operating expenses	383	307	1,022
- Additions to loan loss provision	2	0	(1)
Total expenses	385	307	1,021
Result before taxation	(367)	261	(759)
Taxation	(58)	179	46
Non-controlling interests	0	0	0
Basic earnings	€ (308)	€ 82	€ (804)